Investment in Interest-Earning Time Deposits	12 Months Ended
Dec. 31, 2012
Investment in Interest-Earning Time Deposits [Abstract]
Investment in Interest-Earning Time Deposits
Note 4 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2012 and 2011, by contractual maturity, are shown below:

	2012	2011
	(In Thousands)
Due in one year or less	$3,325	$3,058
Due after one year through five years	4,807	5,024
	$8,132	$8,082